UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                   entries.
Institutional Investment Manager
Filing this Report:
                 Name:             Fore Research & Management, LP
                 Address:          280 Park Avenue, 43rd floor
                                   New York, New York 10017

                 13F File Number:  028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Ari Burstein
Title:              Chief Compliance Officer
Phone:              212-984-3800
Signature,          Place,                           and Date of
                                                     Signing:

/s/ Ari Burstein, New York, New York                  Feb 11, 2011

Report Type (Check only one.):

                    [ X]        13F HOLDINGS REPORT.
                    [  ]        13F NOTICE.
                    [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry       47
Total:
Form 13F Information Table Value       $ 1,051,353
Total:                                 (in thousands)

List of Other Included Managers:

                              FORM 13F INFORMATION TABLE
NAME OF ISSUER                TITLE OF CLASS        CUSIP     VALUE     SHARES /   SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                                               (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED NONE
--------------------------    -------------------   --------- ------    -------   --   --   ------  ------    ------   ------ -----
AMYLIN PHARMACEUTICALS INC    NOTE 3.000% 6/1       032346AF5       9151  10500000 PRN        SOLE             10500000
BANK OF AMERICA CORPORATION   COM                   060505104        535     40100  SH        SOLE                40100
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1       159864AB3       2508   2500000 PRN        SOLE              2500000
DELL INC                      COM                   24702R101       7453    550000  SH  PUT   SOLE               550000
E M C CORP MASS               NOTE 1.750%12/0       268648AK8      79594  55000000 PRN        SOLE             55000000
EMDEON INC                    CL A                  29084T104       1610    118906  SH        SOLE               118906
FORD MTR CO DEL               COM PAR $0.01         345370860       9146    544700  SH CALL   SOLE               544700
GENERAL MTRS CO               JR PFD CNV SRB        37045V209       2706     50000  SH        SOLE                50000
GENERAL MTRS CO               COM                   37045V100      58976   1600000  SH CALL   SOLE              1600000
GENZYME CORP                  COM                   372917104       3560     50000  SH        SOLE                50000
GILEAD SCIENCES INC           NOTE 0.500% 5/0       375558AG8       9265   9000000 PRN        SOLE              9000000
HOLOGIC INC                   FRNT 2.000%12/1       436440AA9      24405  25857000 PRN        SOLE             25857000
HOLOGIC INC                   FRNT 2.000%12/1       436440AB7       2104   2000000 PRN        SOLE              2000000
ILLUMINA INC                  NOTE 0.625% 2/1       452327AB5      21752   7500000 PRN        SOLE              7500000
INTERPUBLIC GROUP COS INC     NOTE 4.250% 3/1       460690BA7       5013   4500000 PRN        SOLE              4500000
ISHARES SILVER TRUST          ISHARES               46428Q109      11369    376700  SH        SOLE               376700
ISTAR FINL INC                COM                   45031U101        968    123800  SH  PUT   SOLE               123800
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1       482740AC1       2796   5000000 PRN        SOLE              5000000
K V PHARMACEUTICAL CO         CL A                  482740206        508    199347  SH        SOLE               199347
LENDER PROCESSING SVCS INC    COM                   52602E102       1476     50000  SH  PUT   SOLE                50000
MANTECH INTL CORP             CL A                  564563104        413     10000  SH        SOLE                10000
NETAPP INC                    NOTE 1.750% 6/0       64110DAB0      41854  23500000 PRN        SOLE             23500000
NETFLIX INC                   COM                   64110L106      17570    100000  SH  PUT   SOLE               100000
NII HLDGS INC                 NOTE 3.125% 6/1       62913FAJ1       4921   5000000 PRN        SOLE              5000000
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD        73936B408      10313    318800  SH CALL   SOLE               318800
PROLOGIS                      NOTE 2.250% 4/0       743410AQ5      10535  10594000 PRN        SOLE             10594000
PROSHARES TR                  PSHS ULTSHT FINL      74347R628       4701    300000  SH        SOLE               300000
QIMONDA FIN LLC               NOTE 6.750% 3/2       74732WAA7        386  11288000 PRN        SOLE             11288000
SANDISK CORP                  NOTE 1.000% 5/1       80004CAC5       3877   4000000 PRN        SOLE              4000000
SEARS HLDGS CORP              COM                   812350106      10332    140100  SH  PUT   SOLE               140100
SINA CORP                     NOTE 7/1              82922RAB9      80356  30117000 PRN        SOLE             30117000
SONIC AUTOMOTIVE INC          CL A                  83545G102       1475    111400  SH        SOLE               111400
SOTHEBYS                      NOTE 3.125% 6/1       835898AC1       8459   5800000 PRN        SOLE              5800000
SPDR GOLD TRUST               GOLD SHS              78463V107     486907   3510000  SH CALL   SOLE              3510000
SPDR S&P 500 ETF TR           TR UNIT               78462F103      25150    200000  SH CALL   SOLE               200000
SPDR S&P 500 ETF TR           TR UNIT               78462F103      25150    200000  SH  PUT   SOLE               200000
SUNPOWER CORP                 COM CL A              867652109        296     23100  SH        SOLE                23100
SVB FINL GROUP                NOTE 3.875% 4/1       78486QAB7       8061   7500000 PRN        SOLE              7500000
SYMANTEC CORP                 NOTE 0.750% 6/1       871503AD0       5182   5000000 PRN        SOLE              5000000
SYMANTEC CORP                 COM                   871503108       2190    130800  SH        SOLE               130800
TALBOTS INC                   COM                   874161102       1754    205918  SH CALL   SOLE               205918
TRIUMPH GROUP INC NEW         NOTE 2.625%10/0       896818AB7      15167   9100000 PRN        SOLE              9100000
UNITED STATES OIL FUND LP     UNITS                 91232N108       5850    150000  SH        SOLE               150000
UNITED STATES STL CORP NEW    COM                   912909108       5842    100000  SH  PUT   SOLE               100000
UNITED THERAPEUTICS CORP DEL  NOTE 0.500%10/1       91307CAD4      16862  10000000 PRN        SOLE             10000000
VERIFONE SYS INC              NOTE 1.375% 6/1       92342YAB5       2709   2500000 PRN        SOLE              2500000
YRC WORLDWIDE INC             COM NEW               984249300        147     39499  SH        SOLE                39499